Acquisition costs and other expenditure - Key management remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management remuneration
Salaries and short-term benefits	$ 25.2	$ 22.0	$ 23.0
Post-employment benefits	1.5	2.0	2.0
Share-based payments	13.1	19.0	18.0
Total key management remuneration	39.8	43.0	43.0
Share-based payments in accordance with IFRS 2	8.4	13.0	10.7
Deferred share awards	$ 4.8	$ 6.4	$ 7.5